As filed with the Securities and Exchange Commission on March 18, 2021

1933 Act Registration Number – 333-232926

1940 Act Registration Number – 811-23459

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 5

RED CEDAR FUND TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Red Cedar Investment Management, LLC

333 Bridge Street NW, Suite 601

Grand Rapids, MI 49504

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code: (616) 378-6894

CT Corporation

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to: Kelley Howes, Esq.

Morrison & Foerster LLP

4200 Republic Plaza

Denver, CO 80202

And

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

It is proposed that this filing will become effective (check appropriate box):

/X/ Immediately upon filing pursuant to paragraph (b)

/ / On (date) pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / On (date) pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A is filed for the sole purposes of submitting XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 2 filed on February 26, 2021 and incorporates Parts A, B, and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (“PEA”) to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this PEA to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and the State of Ohio on the 18th day of March, 2021.

Red Cedar Fund Trust

By: /s/ David Withrow

Name: David Withrow

Title: President

Pursuant to the requirements of the Securities Act, this PEA has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David Withrow	Trustee and President (Principal Executive Officer)	March 18, 2021
David Withrow

/s/ Theresa Bridge	Treasurer (Principal Financial Officer)	March 18, 2021
Theresa Bridge

/s/ Kristen A. Gruber*	Trustee	March 18, 2021
Kristen A. Gruber
/s/ Richard B. Kelly*	Trustee	March 18, 2021
Richard B. Kelly

/s/ Michael P. Lunt*	Trustee	March 18, 2021
Michael P. Lunt

*By: /s/ Jesse D. Hallee

Jesse D. Hallee

As Attorney-in-Fact

Pursuant to Power of Attorney

Incorporated by reference to Pre-

Effective Amendment No. 1 to the

Registrant’s Registration Statement

Filed on October 17, 2019.